Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total notes payable	$ 1,157,887	$ 980,307	$ 1,188,034
Less unamortized debt issuance costs	(85,371)	(34,029)	(4,255)
Less current portion	(518,265)	(360,496)	(401,573)
Long-term portion of notes payable	554,251	585,782	782,206
Authority Loan No. 1 [Member] | Due August 1, 2018 [Member]
Total notes payable	198,694	353,346	493,373
Authority Loan No. 2 [Member] | Due August 1, 2018 [Member]
Total notes payable	319,571	433,115	559,661
Unrelated Notes [Member] | Due December 31, 2018 [Member]
Total notes payable	$ 639,622	193,846
Unrelated Notes [Member] | Due December 31, 2015 [Member]
Total notes payable			$ 135,000